Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events

Note 15 - Subsequent Events

On October 1 2023, the Company executed an agreement to sell all the assets of the Murray, KY location.

On November 9, 2023, the Company executed a management agreement with JWB Healthcare LLC to manage the Chesterfield, MO clinic. As part of the agreement, the Company agreed to sell certain assets and assigned the lease of the Chesterfield location to JWB Healthcare LLC.

The Company has analyzed its operations subsequent to September 30, 2023 and up through November 21, 2023 which is the date these condensed consolidated financial statements were issued, except as disclosed herein, there is no material subsequent events to disclose in these condensed consolidated financial statements.

Note 15 – Subsequent Events * Retrospectively restated for the effect of 30-for-1 reverse stock split.

The Company has evaluated subsequent events through March 31, 2023 and September 29, 2023, which are the dates these consolidated financial statements were available to be issued. Other than the items disclosed below, all subsequent events, requiring recognition as of December 31, 2022, have been incorporated into these consolidated financial statements.

Closure of Underperforming Locations

During January of 2023, the Company decided to close the operations at four underperforming clinic locations: Webster Groves, Lexington, Fort Pierce and Tampa.

Sale of Louisiana Orthopedic

On January 27, 2023, we executed an agreement to sell all assets of IMAC of Louisiana, PC and Louisiana Sports Rehab, LLC for a total of $1.05 million in cash. In addition, the deal included the assignment of the associated real estate lease to the purchaser. See table below for the preliminary determined impact of this transaction.

Sale of The BackSpace

On March 1, 2023, we executed an agreement to sale The BackSpace, LLC to Curis Express, LLC. This sale eliminated IMAC Holdings, Inc. retail chiropractic division. In addition, the deal included all associated real estate leases and the rights to certain future potential expansion locations. See table below for the preliminary determined impact of this transaction.

The following table presents the preliminary unaudited pro forma summary consolidated information of the Company as if the business transactions had occurred on December 31, 2022.

	12/31/2022 Results Presented in the 10-K	Impact From the Sale of Operations Associated with Louisiana Orthopedic on 01/27/2023 (Unaudited)	Impact from the Sale of The BackSpace Operations on 02/17/2023 Unaudited)	Resulting Impact of Subsequent Events on 12/31/2022 Results (Unaudited)
Assets:
Current Assets	$4,207,927	$(673,650)	$(55,478)	$3,478,799
Property and equipment, net	1,584,714	(111,688)	(631,281)	841,745
Other Assets	5,288,965	(634,887)	(932,504)	3,721,574
Total Assets	11,081,606	(1,420,225)	(1,619,263)	8,042,118

Liabilities and Stockholders equity:
Current Liabilities	3,713,832	(133,569)	(192,792)	3,387,471
Long-Term Liabilities	2,716,518	(447,318)	(679,621)	1,589,579
Total Liabilities	6,430,350	(580,887)	(872,413)	4,977,050

Accumulated deficit	$(46,519,740)	$(839,338)	$(746,850)	$(48,105,928)

Minimum Bid Price Requirement

The Company did not regain compliance with the Minimum Bid Price Requirement by March 20, 2023; however, on March 23, 2023, the Company received a letter from Nasdaq granting the Company’s request for a 180-day extension to regain compliance with the Minimum Bid Price Requirement (the “Extension Notice”). If at any time prior to September 18, 2023, the closing bid price of the Company’s common stock is at or above $1.00 for a minimum of 10 consecutive business days, Nasdaq will notify the Company that it is in compliance with the Minimum Bid Price Requirement and the matter will be closed.

Theralink Technologies Inc [Member]
Subsequent Events

NOTE 14 – SUBSEQUENT EVENTS

Repayment of Interest – IMAC

On November 20, 2023, the Company paid $18,087 of interest on the August 14, 2023, IMAC convertible note.

Due Date Extension of New Debentures and New Related Party Debentures and April 2023 Related Party Debenture

On November 28, 2023, the Company elected to extend the New Debentures and New Related Party Debentures and April 2023 Related Party Debenture for three months until February 28, 2023 (see Note 6). In connection with this extension, at the expiration of the original Maturity Date of the New Debentures and New Related Party Debentures and April 2023 Related Party Debenture, the sum of (a) the outstanding principal amount of the Debentures, plus (b) accrued and unpaid interest thereon at the expiration of the original Maturity Date, plus (c) all other amounts, costs, expenses and liquidated was increased by 5%, or an aggregate of $995,527.